Note 1. Nature of Operations	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
1. Nature of Operations

1. NATURE OF OPERATIONS

Eco-Shift Power Corp. (the "Company") was incorporated on May 15, 2008 under the laws of the Province of Ontario, Canada.  The Company is primarily engaged in developing, selling and distributing electrical lighting products.